Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2011
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses for the fiscal years ended March 31, 2009 and 2010 are shown below:

	2009	2010
	(in millions of yen)
Balance at beginning of fiscal year	649,803	869,786

Provision (credit) for loan losses	567,396	222,102

Charge-offs	344,061	260,491
Less: Recoveries	28,881	53,808

Net charge-offs	315,180	206,683

Others (Note)	(32,233)	(5,772)

Balance at end of fiscal year	869,786	879,433

Note:	Others include primarily foreign exchange translation.

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusted for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. When management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than classified in the retail portfolio segment are classified in the corporate portfolio segment. See Note 1 “Basis of presentation and summary of significant accounting policies” for further detail of the methodology used to determine allowance for loan losses and Note 6 “Loans” for further detail of obligor ratings and pool allocations.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment at March 31, 2011:

	Corporate	Retail	Impaired loans	Other (3)	Total
	(in millions of yen)
2011

Allowance for loan losses:
Balance at beginning of fiscal year	305,832	23,141	431,611	118,849	879,433

Provision (credit) for loan losses	(60,120)	5,573	21,149	34,045	647

Charge-offs	—	—	166,527	18,063	184,590
Less: Recoveries	—	—	46,712	934	47,646

Net charge-offs	—	—	119,815	17,129	136,944

Others (1)	—	—	(7,926)	(680)	(8,606)

Balance at end of fiscal year	245,712	28,714	325,019	135,085	734,530

of which individually evaluated for impairment	2,028	—	245,073	53,424	300,525
of which collectively evaluated for impairment	243,684	28,714	79,946	81,661	434,005

Loans (2):
Balance at end of fiscal year	47,076,556	13,050,599	1,550,116	3,094,170	64,771,441

of which individually evaluated for impairment	38,058	—	1,139,475	51,421	1,228,954
of which collectively evaluated for impairment	47,038,498	13,050,599	410,641	3,042,749	63,542,487

Notes:

(1)	Others include primarily foreign exchange translation.
(2)	Amounts represent loan balances before deducting unearned income and deferred loan fees.
(3)	Amounts booked in subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.